FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their carrying value and fair value as at June 30, 2026 and December 31, 2025:

	2026		2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$14,885	$14,885	$16,242	$16,242
Other financial assets
Government bonds	2,063	2,063	2,351	2,351
Corporate bonds	2,577	2,577	3,211	3,211
Fixed income securities and other	10,078	10,078	8,931	8,931
Common shares and warrants	7,315	7,315	6,589	6,589
Loans and notes receivable	10,486	10,486	8,951	8,951
	32,519	32,519	30,033	30,033
Accounts receivable and other[1]	22,125	22,125	21,925	21,925
	$69,529	$69,529	$68,200	$68,200
Financial liabilities
Corporate borrowings	$14,711	$13,960	$14,301	$13,768
Non-recourse borrowings of managed entities
Property-specific borrowings	229,069	227,372	228,414	227,703
Subsidiary borrowings	21,202	21,147	16,897	17,044
	250,271	248,519	245,311	244,747
Accounts payable and other[2]	43,351	43,351	47,257	47,257
Subsidiary equity obligations	3,931	3,931	3,808	3,808
	$312,264	$309,761	$310,677	$309,580

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2026			2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$69	$1,501	$—	$42	$1,360	$—
Corporate bonds	—	1,640	929	—	1,658	810
Fixed income securities and other	945	979	7,964	304	943	7,412
Common shares and warrants	1,162	989	5,164	387	1,543	4,659
	2,176	5,109	14,057	733	5,504	12,881
Accounts receivable and other[1]	—	1,988	1,332	—	1,861	1,207
	$2,176	$7,097	$15,389	$733	$7,365	$14,088
Financial liabilities
Accounts payable and other[1]	$130	$3,770	$2,854	$156	$3,877	$2,349
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2026 (MILLIONS)
Super Core	$19,471
Core Plus	10,164
Value Add	5,090
LP Investments	43,460
Other investment properties	6,054
$84,239

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2026			2025
AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$69	$1,501	$—	$42	$1,360	$—
Corporate bonds	—	1,640	929	—	1,658	810
Fixed income securities and other	945	979	7,964	304	943	7,412
Common shares and warrants	1,162	989	5,164	387	1,543	4,659
	2,176	5,109	14,057	733	5,504	12,881
Accounts receivable and other[1]	—	1,988	1,332	—	1,861	1,207
	$2,176	$7,097	$15,389	$733	$7,365	$14,088
Financial liabilities
Accounts payable and other[1]	$130	$3,770	$2,854	$156	$3,877	$2,349

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Changes in future cash flows tend to be offset by corresponding movements in discount rates
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Changes in discount rates tend to be offset by corresponding movements in cash flows
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Changes in terminal capitalization rates tend to be offset by corresponding movements in cash flows
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Changes in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain stabilized investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to stabilized net operating income.
Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2026:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2026 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$14,776	$2,686	$14,088	$2,349
Fair value changes in net income	937	(257)	1,457	(239)
Fair value changes in other comprehensive income[1]	206	115	62	383
Transfers in	—	—	605	—
Transfers out	(1,413)	(175)	(1,413)	(199)
Additions, net	883	485	590	560
Balance, end of period	$15,389	$2,854	$15,389	$2,854
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2026:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2026 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$14,776	$2,686	$14,088	$2,349
Fair value changes in net income	937	(257)	1,457	(239)
Fair value changes in other comprehensive income[1]	206	115	62	383
Transfers in	—	—	605	—
Transfers out	(1,413)	(175)	(1,413)	(199)
Additions, net	883	485	590	560
Balance, end of period	$15,389	$2,854	$15,389	$2,854
1.Includes foreign currency translation.